UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 3.6%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$ 3,800	$ 4,561,254
Birmingham Airport Authority, RB (AGM), 5.50%, 7/01/40	5,800	6,666,752
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,495	1,834,784
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,800	2,700,040
		15,762,830
Alaska — 0.6%
Alaska Housing Finance Corp., Refunding RB, General Mortgage Revenue Bonds, Series A, 4.13%, 12/01/37	1,390	1,448,213
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,279,902
		2,728,115
Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,500	1,725,615
5.25%, 10/01/28	250	290,220
		2,015,835
California — 22.6%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	733,944
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, First Lien, Series A (AMBAC), 5.00%, 1/01/28 (a)	10,100	14,189,894
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,620	1,882,051
Coast Community College District California, GO, CAB, Election of 2002, Series C (AGM):
0.00%, 8/01/13 (b)	7,450	7,752,097
5.40%, 8/01/36 (c)	4,200	1,190,154
Golden State Tobacco Securitization Corp. California, RB, Series 2003-A-1 (a):
6.63%, 6/01/13	6,500	6,708,975
6.75%, 6/01/13	14,500	14,975,310
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/13 (a)	16,745	17,410,279
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (c):
4.98%, 8/01/31	13,575	5,420,633

	Par (000)	Value
Municipal Bonds
California (concluded)
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (c) (concluded):
5.02%, 8/01/32	$14,150	$5,335,399
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	2,500	2,833,425
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 4.70%, 7/01/38 (c)	2,000	609,040
San Diego Unified School District California, GO, Refunding, CAB, Series R-1 (c):
4.26%, 7/01/30	5,995	2,856,558
4.34%, 7/01/31	1,400	630,308
San Joaquin Hills Transportation Corridor Agency California, Refunding RB, CAB, Series A (NPFGC), 5.15%, 1/15/31 (c)	10,000	3,978,700
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,350	2,563,733
State of California, GO, Various Purpose, 5.00%, 4/01/42	5,000	5,813,250
State of California, GO, Refunding, Various Purpose, 5.00%, 10/01/41	1,100	1,271,457
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 4.78%, 8/01/37 (c)	10,000	3,117,900
		99,273,107
Colorado — 0.3%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	960	1,120,234
District of Columbia — 2.2%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,737,405
Florida — 12.4%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,621,676
Broward County Water & Sewer Utility Revenue, Refunding RB, Series A, 5.25%, 10/01/34	6,750	8,180,257
City of Jacksonville, Refunding RB, Series A, 5.00%, 10/01/30	320	385,034
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,475	3,935,333
County of Miami-Dade Florida, RB:
(AGM), 5.00%, 7/01/35	1,300	1,475,357
CAB, Sub-Series A (NPFGC), 5.18%, 10/01/38 (c)	22,270	5,935,400

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, Series A, 5.50%, 10/01/41	$ 5,000	$ 5,882,200
Series A, 5.50%, 10/01/36	5,000	5,851,400
Special Obligation, Series B, 4.00%, 10/01/37	5,000	5,130,500
Special Obligation, Series B, 5.00%, 10/01/37	780	892,687
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3 (Ginnie Mae, Fannie Mae, Freddie Mac), 5.45%, 7/01/33	3,800	4,176,732
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	6,150	7,092,672
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	338,139
South Florida Water Management District, COP (AMBAC), 5.00%, 10/01/36	1,000	1,116,010
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	2,000	2,381,140
		54,394,537
Georgia — 2.5%
Burke County Development Authority, Refunding RB, Oglethorpe Power, Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,377,800
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	7,500	9,486,150
		10,863,950
Hawaii — 1.4%
Hawaii State Harbor, RB, Series A, 5.25%, 7/01/35	5,000	6,015,250
Illinois — 1.4%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	2,590	3,106,575
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	600	701,442
Chicago Transit Authority, RB, 5.25%, 12/01/36	650	765,200
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/37	360	418,381
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	310	360,273
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	873,605
		6,225,476

	Par (000)	Value
Municipal Bonds
Indiana — 1.9%
Indiana Finance Authority, RB, First Lien, CWA Authority, Series A, 5.25%, 10/01/38	$ 1,100	$ 1,303,951
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	450	472,675
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	5,750	6,644,355
		8,420,981
Iowa — 1.3%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,000	5,801,800
Kentucky — 0.4%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,757,820
Louisiana — 2.8%
Parish of St. Charles Louisiana Gulf Opportunity Zone, RB, Valero Energy Corp. Project, 4.00%, 12/01/40 (d)	1,720	1,909,355
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	1,750	1,885,660
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	7,500	8,449,275
		12,244,290
Michigan — 2.3%
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,484,920
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	1,100	1,337,424
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,403,900
Series I-A, 5.38%, 10/15/41	800	958,776
Series II-A, 5.38%, 10/15/36	1,500	1,783,440
		9,968,460
Mississippi — 0.2%
Medical Center Educational Building Corp., RB, University of Mississippi Medical Center Facilities Expansion & Renovation Project, Series A, 5.00%, 6/01/41	800	935,048
Nebraska — 2.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	9,345	10,620,499

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Nevada — 1.1%
County of Clark Nevada, RB, Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	$ 4,100	$ 4,715,902
New Jersey — 1.4%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	3,000	3,621,660
Series B, 5.25%, 6/15/36	1,990	2,366,409
		5,988,069
New York — 1.7%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	770	935,334
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,320,500
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,300	1,636,726
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/37	2,300	2,709,469
		7,602,029
North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	2,875	3,134,066
Ohio — 1.0%
County of Allen Ohio, Refunding RB, Catholic Healthcare Partners, Series A, 5.00%, 5/01/42	2,875	3,243,028
County of Lucas Ohio, RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	781,038
Kent State University, RB, General Receipts, Series A, 5.00%, 5/01/37	470	546,206
		4,570,272
Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor, License Fund, 6.00%, 12/01/36	625	785,869
Puerto Rico — 3.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	5,300	6,178,475
5.50%, 8/01/42	3,450	3,738,282
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Senior Series C, 5.33%, 8/01/39 (c)	17,625	4,333,811
		14,250,568

	Par (000)	Value
Municipal Bonds
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	$ 2,625	$ 3,090,938
South Carolina — 1.4%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	325,390
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	5,000	5,769,100
		6,094,490
Tennessee — 3.3%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM) (c):
5.86%, 1/01/23	8,910	4,977,215
5.88%, 1/01/24	8,500	4,470,830
5.89%, 1/01/25	6,850	3,395,271
Memphis Center City Revenue Finance Corp., RB, Sub-Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	1,240	1,493,493
		14,336,809
Texas — 23.8%
City of San Antonio Texas, Refunding RB (NPFGC):
5.13%, 5/15/29	9,250	9,822,575
5.13%, 5/15/34	10,000	10,619,000
Comal ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/36	2,500	2,797,650
Coppell ISD Texas, GO, Refunding, CAB (PSF-GTD), 2.95%, 8/15/30 (c)	10,030	5,971,461
County of Harris Texas, GO, Refunding RB (NPFGC) (c):
2.42%, 8/15/25	7,485	5,516,146
2.70%, 8/15/28	10,915	7,162,423
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (c):
CAB, Junior Lien, Series H, 5.91%, 11/15/38	5,785	1,277,212
CAB, Junior Lien, Series H, 5.92%, 11/15/39	6,160	1,277,584
Third Lien, Series A-3, 5.88%, 11/15/38	16,890	3,749,242
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,980	3,433,228
Midland County Fresh Water Supply District No 1, RB, CAB, City of Midland Project, Series A, 4.40%, 9/15/36 (c)	2,340	831,753
North Texas Tollway Authority, Refunding RB, First Tier, System:
(NPFGC), 5.75%, 1/01/40	23,050	26,990,858

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
North Texas Tollway Authority, Refunding RB, First Tier, System (concluded):
Series A, 6.00%, 1/01/28	$ 625	$ 743,888
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 9/15/42	2,575	2,683,021
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, RB (e):
5.00%, 12/15/28	1,170	1,313,395
5.00%, 12/15/29	2,105	2,351,664
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	7,500	7,529,550
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A:
4.00%, 8/15/38	6,250	6,401,500
5.00%, 8/15/41	3,500	3,965,780
		104,437,930
Washington — 2.5%
County of King Washington, Refunding RB (AGM), 5.00%, 1/01/36	2,200	2,436,258
Washington Health Care Facilities Authority, RB:
MultiCare Health Care, Series C (AGC), 5.50%, 8/15/43	4,000	4,452,040
MultiCare Health System, Series A, 5.00%, 8/15/44	1,560	1,771,755
Providence Health & Services, Series A, 5.00%, 10/01/39	500	555,995
Providence Health & Services, Series A, 5.25%, 10/01/39	675	766,226
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	940	1,081,780
		11,064,054
Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,500	1,760,850
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc., Series A, 5.00%, 4/01/42	525	604,664
		2,365,514
Total Municipal Bonds – 100.4%		440,322,147

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Arizona — 1.9%
Phoenix Arizona Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	$ 1,300	$ 1,571,479
Phoenix Civic Improvement Corp., RB, Sub-Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/37	4,490	4,870,393
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,500	1,733,055
		8,174,927
California — 9.9%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (g)	3,379	3,875,020
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	8,000	9,172,000
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	8,225,625
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	5,000	5,769,350
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	552,860
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,870	5,486,006
University of California, RB, Series C (NPFGC), 4.75%, 5/15/37	10,000	10,284,000
		43,364,861
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (g)	1,080	1,379,225
Florida — 9.6%
City of Tallahassee Florida, RB (NPFGC):
5.00%, 10/01/32 (g)	3,000	3,416,160
5.00%, 10/01/37	5,000	5,637,850
County of Miami-Dade Florida, RB, 5.00%, 10/01/39	10,101	11,569,198
County of Miami-Dade Florida, Refunding RB, 5.00%, 7/01/42	1,950	2,267,479
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37 (g)	2,999	3,482,145
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36 (d)	1,800	2,019,636
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	6,099	7,188,084
(NPFGC), 5.00%, 8/01/30	6,000	6,640,920
		42,221,472

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Hawaii — 2.5%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/14 (a)	$ 10,000	$ 10,741,500
Illinois — 11.2%
City of Chicago Illinois, RB, Project, Series A (AGC), 5.00%, 1/01/38	8,310	8,986,434
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.00%, 1/01/41	3,870	4,474,803
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,909,112
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	4,499	5,170,259
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	14,294	16,427,491
Metropolitan Pier & Exposition Authority, Refunding RB, 4.25%, 6/15/42 (g)	9,000	9,623,970
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (g)	1,400	1,636,018
		49,228,087
Massachusetts — 3.3%
Massachusetts School Building Authority, Sales Tax, RB:
5.00%, 8/15/30 (a)	11,314	12,530,101
5.00%, 8/15/30	1,674	1,853,574
		14,383,675
Michigan — 1.9%
Michigan Finance Authority, Refunding RB, Trinity Health, 5.00%, 12/01/39	7,300	8,320,759
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (g)	4,197	4,999,453
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,024	2,569,338
		7,568,791
New York — 4.3%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	4,494	5,322,606
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	7,002	8,010,793

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New York (concluded)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (g)	$ 4,500	$ 5,498,595
		18,831,994
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	620	720,211
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax, Refunding RB, Series C, 5.25%, 8/01/40	5,080	5,715,382
South Carolina — 0.2%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (g)	600	714,078
Texas — 3.8%
City of Houston Texas, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/34	4,167	4,926,495
North East ISD Texas, GO, School Building, (PSF-GTD):
5.13%, 6/15/29	9,500	10,142,875
Series A, 5.00%, 8/01/37 (g)	1,500	1,750,695
		16,820,065
Utah — 1.3%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,851,750
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	466,946
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,494	4,025,327
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc., Series C, 5.25%, 4/01/39	2,500	2,825,375
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 55.0%		241,354,425
Total Long-Term Investments (Cost – $608,043,041) – 155.4%		681,676,572

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Short-Term Securities
New York — 0.4%
City of New York, New York, GO, VRDN, Sub-Series A-6 (AGM, Dexia Credit Local SBPA), 0.22%, 12/03/12 (h)	$1,700	$1,700,000
	Shares
Money Market Funds — 1.2%
FFI Institutional Tax-Exempt Fund, 0.01% (i)(j)	5,310,147	5,310,147
Total Short-Term Securities (Cost – $7,010,147) – 1.6%		7,010,147
Total Investments (Cost - $615,053,188*) – 157.0%		688,686,719
Other Assets Less Liabilities – 1.1%		4,888,356
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (26.8)%		(117,603,427)
VMTP Shares, at Liquidation Value – (31.3)%		(137,200,000)
Net Assets Applicable to Common Shares – 100.0%		$438,771,648

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$498,719,782
Gross unrealized appreciation	$73,741,687
Gross unrealized depreciation	(1,305,189)
Net unrealized appreciation	$72,436,498

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Variable rate security. Rate shown is as of report date.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase & Co.	$3,665,059	$93,013

(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	All or a portion of security is subject to a recourse agreement which may require the Trust to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements is $16,804,179.
(h)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
FFI Institutional Tax-Exempt Fund	4,404,456	905,691	5,310,147	$265

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	6

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

•	Financial futures contracts sold as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
130	10-Year US Treasury Note	Chicago Board of Trade	December, 2012	$17,436,250	$ (144,437)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$681,676,572	—	$681,676,572
Short-Term Securities	$5,310,147	1,700,000	—	7,010,147
Total	$5,310,147	$683,376,572	—	$688,686,719
[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate	$ (144,437)	—	—	$ (144,437)
[1]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$ 172,000	—	—	$ 172,000
Liabilities:
TOB trust certificates	—	$ (117,530,439)	—	(117,530,439)
VMTP Shares	—	(137,200,000)	—	(137,200,000)
Total	$ 172,000	$ (254,730,439)	—	$ (254,558,439)

There were no transfers between levels during the period ended November 30, 2012.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	7

Item 2 – Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date: January 23, 2013